Restated Operating Segments Income (Loss) to Reflect the Errors and Reclassify Noncontrolling Interest (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Exploration expense previously capitalized	$ 415	$ 313
Intersegment revenue previously recorded as expense	1,830	786
As Previously Reported [Member]
Exploration expense previously capitalized	1,505
Intersegment revenue previously recorded as expense	$ 1,383